Cover	Apr. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2022
Entity File Number	001-17204
Entity Registrant Name	American Noble Gas, Inc.
Entity Central Index Key	0000822746
Entity Tax Identification Number	87-3574612
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15612 College Blvd.
Entity Address, City or Town	Lenexa
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66219
City Area Code	(913)
Local Phone Number	948-9512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security
Trading Symbol
Security Exchange Name
Title of 12(g) Security	Common Stock, par value $0.0001
Entity Emerging Growth Company	false